Consolidated statements of income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest income:
Deposits	$ 1,526	$ 1,876	$ 1,351
Trading assets	0	69	1,758
Investment securities:
Available-for-sale	7,655	5,675	10,780
Held-to-maturity	842	721	880
Investment funds	2,301	880	2,341
Loans	192,979	183,216	140,317
Total interest income	205,303	192,437	157,427
Interest expense:
Deposits	12,381	12,944	8,818
Investment funds	1,844	109	323
Short-term borrowings and debt	26,944	20,673	15,753
Long-term borrowings and debt	41,042	53,734	29,823
Total interest expense	82,211	87,460	54,717
Net interest income	123,092	104,977	102,710
Reversal of provision (provision) for loan losses	1,598	8,343	(8,841)
Net interest income, after reversal of provision (provision) for loan losses	124,690	113,320	93,869
Other income (expense):
Reversal of provision (provision) for losses on off-balance sheet credit risk	(381)	4,046	4,448
Fees and commissions, net	13,669	10,021	10,619
Derivative financial instruments and hedging	353	71	2,923
Recoveries, net of impairment of assets	108	0	(57)
Net gain on sale of securities available-for-sale	1,522	6,030	3,413
Net gain (loss) on foreign currency exchange	(3,834)	(10,525)	4,269
Gain on sale of premises and equipment	0	5,626	0
Other income, net	2,232	2,986	1,059
Net other income	10,188	36,500	40,494
Operating expenses:
Salaries and other employee expenses	31,702	33,171	27,825
Depreciation and amortization of equipment and leasehold improvements	2,747	2,269	2,139
Professional services	4,010	4,053	4,151
Maintenance and repairs	1,529	1,936	1,634
Expenses from investment funds	2,589	2,953	4,372
Other operating expenses	11,729	11,432	9,966
Total operating expenses	54,306	55,814	50,087
Net income from continuing operations	80,572	94,006	84,276
Net loss from discontinued operations	(4)	(681)	(420)
Net income	80,568	93,325	83,856
Net income (loss) attributable to the redeemable noncontrolling interest	(4,185)	293	676
Net income attributable to Bladex stockholders	84,753	93,032	83,180
Amounts attributable to Bladex stockholders:
Net income from continuing operations	84,757	93,713	83,600
Net loss from discontinued operations	(4)	(681)	(420)
Net income attributable to Bladex stockholders	84,753	93,032	83,180
Earning per share from continuing operations:
Basic (in dollars per share)	$ 2.21	$ 2.48	$ 2.26
Diluted (in dollars per share)	$ 2.20	$ 2.47	$ 2.25
Loss per share from discontinued operations:
Basic (in dollars per share)	$ 0.00	$ (0.02)	$ (0.01)
Diluted (in dollars per share)	$ 0.00	$ (0.02)	$ (0.01)
Earning per share:
Basic (in dollars per share)	$ 2.21	$ 2.46	$ 2.25
Diluted (in dollars per share)	$ 2.20	$ 2.45	$ 2.24
Weighted average basic shares (in shares)	38,406	37,824	36,969
Weighted average diluted shares (in shares)	38,533	37,938	37,145
Investment fund trading [Member]
Other income (expense):
Fees and commissions, net	567	2,588	2,832
Net gain (loss) from trading	(6,702)	7,011	20,314
Trading Securities [Member]
Other income (expense):
Net gain (loss) from trading	$ 3,221	$ 11,234	$ (6,494)